Expense Example - Class I N Shares - Core Plus Bond Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	50	196	355	817	76	267	474	1,071	40	164	300	696